IFRS 7 Disclosures - Summary of Potential Impact on Core Earnings (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
10% change in the Canadian dollar relative to the U.S. dollar and the Hong Kong dollar [Member] | 10% [Member]
Disclosure of foreign exchange risk [line items]
Potential impact on core earnings	CAD (280)	CAD (230)
10% change in the Canadian dollar relative to the U.S. dollar and the Hong Kong dollar [Member] | -10% [Member]
Disclosure of foreign exchange risk [line items]
Potential impact on core earnings	280	230
10% change in the Canadian dollar relative to the Japanese yen [Member] | 10% [Member]
Disclosure of foreign exchange risk [line items]
Potential impact on core earnings	(60)	(50)
10% change in the Canadian dollar relative to the Japanese yen [Member] | -10% [Member]
Disclosure of foreign exchange risk [line items]
Potential impact on core earnings	CAD 60	CAD 50